UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21972

Name of Fund:  BlackRock Credit Allocation Income Trust (BTZ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAs CLO Ltd., Series 2014-1A, Class C, 3.15%, 7/18/26 (a)(b)	USD	750	$729,476
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3.70%, 7/15/26 (a)(b)(c)		1,250	1,188,750
ALM VII R-2 Ltd., Series 2013-7R2A, Class C, 3.68%, 4/24/24 (a)(b)		1,000	956,195
ALM XIV Ltd., Series 2014-14A (a)(b):
Class B, 3.18%, 7/28/26		5,000	4,918,500
Class C, 3.68%, 7/28/26		5,000	4,752,000
Apidos CLO XVIII, Series 2014-18A, Class C, 3.88%, 7/22/26 (a)(b)		1,800	1,735,920
Atlas Senior Loan Fund V Ltd., Series 2014-1A (a)(b):
Class C, 3.23%, 7/16/26		1,000	984,990
Class D, 3.68%, 7/16/26		2,000	1,891,000
Atrium CDO Corp., Series 5A, Class A4, 0.62%, 7/20/20 (a)(b)		9,000	8,583,417
BlueMountain CLO Ltd., Series 2011-1A, Class D, 4.23%, 8/16/22 (a)(b)		2,000	1,999,962
CIFC Funding Ltd., Series 2014-3A (a)(b):
Class C1, 2.95%, 7/22/26		1,500	1,453,667
Class D, 3.55%, 7/22/26		1,400	1,315,481
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.03%, 10/15/26 (a)(b)(c)		750	735,029
Galaxy CLO Ltd., Series 2014-18A, Class C1, 3.23%, 10/15/26 (a)(b)(c)		1,750	1,720,862
Jamestown CLO Ltd., Series 2014-4A, Class C, 3.73%, 7/15/26 (a)(b)		3,250	3,057,278
Madison Park Funding Ltd. (a)(b):
3.83%, 7/20/26 (c)		2,000	1,910,000
Series 2012-10A, Class D, 4.48%, 1/20/25		1,500	1,499,962
Series 2012-8AR, Class CR, 3.03%, 4/22/22		1,350	1,350,000
Series 2012-8AR, Class DR, 4.08%, 4/22/22		1,500	1,500,000
Octagon Investment Partners XX Ltd., Series 2014-1A (a)(b)(c):
Class C, 3.03%, 8/12/26		1,000	981,100
Class D, 3.88%, 8/12/26		900	863,910
OZLM VII Ltd., Series 2014-7A, Class C, 3.83%, 7/17/26 (a)(b)		1,500	1,419,218
Regatta IV Funding Ltd., Series 2014-1A (a)(b):
Class C, 3.18%, 7/25/26		1,500	1,472,898
Class D, 3.73%, 7/25/26		1,000	944,701
Asset-Backed Securities	Par (000)		Value
SLM Student Loan Trust, Series 2004-B, Class A2, 0.43%, 6/15/21 (a)	USD	3,252	$3,233,897
Venture CDO Ltd., 3.34%, 10/15/26 (a)(b)(c)		800	787,112
VENTURE XIII CLO Ltd., Series 2013-13A, Class D, 3.78%, 6/10/25 (a)(b)		800	760,509
Voya CLO 2014-3 Ltd., Series 2014-3A, Class C, 3.83%, 7/25/26 (a)(b)		1,250	1,182,500
WhiteHorse IX Ltd., Series 2014-9A, Class C, 2.93%, 7/17/26 (a)(b)		1,500	1,440,900
Total Asset-Backed Securities — 3.3%			55,369,234

Corporate Bonds
Aerospace — 0.1%
Frontier Communications Corp., 7.63%, 4/15/24		2,400	2,502,000
Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		1,430	1,494,350
7.13%, 3/15/21		2,000	2,140,000
LSB Industries, Inc., 7.75%, 8/01/19		569	610,253
Transdigm, Inc. (b):
6.00%, 7/15/22		4,585	4,607,925
6.50%, 7/15/24		2,140	2,161,400

			11,013,928
Airlines — 0.9%
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B, 9.25%, 11/10/18		2,755	3,078,580
Series 2012-3, Class C, 6.13%, 4/29/18		2,040	2,182,800
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 7/02/24		3,357	3,919,467
United Airlines 2014-1 Class B Pass Through Trust, Series B, 4.75%, 10/11/23		4,200	4,268,250
Virgin Australia 2013-1B Trust, 6.00%, 4/23/22 (b)		1,781	1,865,456

			15,314,553
Auto Components — 0.9%
Delphi Corp., 6.13%, 5/15/21		870	965,700

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
General Motors Co.:
4.88%, 10/02/23	USD	1,875	$1,957,031
6.25%, 10/02/43		940	1,064,550
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		265	263,675
5.88%, 2/01/22		3,816	3,889,935
Schaeffler Finance BV, 4.75%, 5/15/21 (b)		2,470	2,507,050
TRW Automotive, Inc. (b):
4.50%, 3/01/21		2,160	2,203,200
4.45%, 12/01/23		2,600	2,645,500

			15,496,641
Auto Parts — 0.1%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		885	969,075
Automobiles — 0.5%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21		2,925	3,217,500
Ford Motor Co., 7.45%, 7/16/31		3,660	4,851,425

			8,068,925
Banks — 5.6%
Associated Banc-Corp., 5.13%, 3/28/16		7,430	7,871,112
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,738,000
5.25%, 3/15/18		4,030	4,251,650
6.63%, 4/01/18 (b)		335	369,338
5.50%, 2/15/19 (b)		5,147	5,494,422
City National Corp., 5.25%, 9/15/20 (d)		2,900	3,226,401
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22 (d)		3,775	3,805,041
Credit Suisse AG, 6.50%, 8/08/23 (b)		12,000	13,260,000
Credit Suisse Group AG, 7.50% (a)(b)(e)		3,250	3,566,875
Discover Bank, 8.70%, 11/18/19		748	942,109
Fifth Third Bancorp, 5.10% (a)(e)		5,000	4,757,500
HSBC Finance Corp., 6.68%, 1/15/21 (d)		5,150	6,139,923
Oversea-Chinese Banking Corp., Ltd., 4.00%, 10/15/24 (a)(b)		670	678,234
Regions Financial Corp., 5.75%, 6/15/15		6,110	6,363,015
RESPARCS Funding LP I, 8.00% (e)(f)(g)		4,000	1,940,000
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		10,080	10,713,014
Corporate Bonds	Par (000)		Value
Banks (concluded)
Santander Holdings USA, Inc., 3.00%, 9/24/15	USD	3,750	$3,844,039
Wells Fargo & Co. (d):
3.45%, 2/13/23		2,325	2,302,780
4.13%, 8/15/23		4,000	4,138,432
5.61%, 1/15/44		4,119	4,673,384

			93,075,269
Building Products — 0.2%
Building Materials Corp. of America, 6.75%, 5/01/21 (b)		2,700	2,878,875
Cable Television Services — 0.1%
SBA Communications Corp., 4.88%, 7/15/22 (b)		1,255	1,198,525
Capital Markets — 3.1%
The Goldman Sachs Group, Inc. (d):
6.25%, 9/01/17		625	708,073
7.50%, 2/15/19		5,165	6,230,431
5.25%, 7/27/21		1,175	1,310,864
5.75%, 1/24/22		5,500	6,312,592
6.25%, 2/01/41		15,000	18,107,880
Morgan Stanley (d):
5.63%, 9/23/19		6,770	7,703,800
5.50%, 7/28/21		2,695	3,066,384
5.00%, 11/24/25		5,000	5,321,470
UBS AG, 5.88%, 7/15/16 (d)		3,450	3,761,963

			52,523,457
Chemicals — 1.7%
Ashland, Inc., 3.88%, 4/15/18		1,745	1,749,362
Axiall Corp., 4.88%, 5/15/23		367	357,825
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		6,000	8,036,124
Celanese US Holdings LLC, 5.88%, 6/15/21		2,615	2,830,737
CF Industries, Inc., 5.38%, 3/15/44		2,500	2,655,142
Chemtura Corp., 5.75%, 7/15/21		632	644,640
Eagle Spinco, Inc., 4.63%, 2/15/21		2,370	2,316,675
Huntsman International LLC:
4.88%, 11/15/20		775	780,813
8.63%, 3/15/21		2,000	2,175,000
Ineos Finance PLC, 8.38%, 2/15/19 (b)		255	275,400
NOVA Chemicals Corp., 5.25%, 8/01/23 (b)		2,277	2,436,390
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		3,480	3,619,200

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (b)	USD	617	$655,563

			28,532,871
Commercial Services & Supplies — 3.0%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,003	1,078,225
Aviation Capital Group Corp. (b):
7.13%, 10/15/20 (d)		31,000	35,655,549
6.75%, 4/06/21		7,850	8,840,332
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		913	940,390
Covanta Holding Corp., 6.38%, 10/01/22		2,245	2,385,313
Mobile Mini, Inc., 7.88%, 12/01/20		930	995,100

			49,894,909
Communications Equipment — 0.8%
Brocade Communications Systems, Inc., 6.88%, 1/15/20		8,695	9,151,488
CommScope, Inc. (b):
5.00%, 6/15/21		527	521,730
5.50%, 6/15/24		564	561,180
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		2,400	2,544,000

			12,778,398
Construction & Engineering — 0.1%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		413	429,520
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		673	704,968
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		825	818,812

			1,953,300
Construction Materials — 0.9%
HD Supply, Inc.:
8.13%, 4/15/19		7,300	7,884,000
11.00%, 4/15/20		2,740	3,151,000
7.50%, 7/15/20		2,905	3,101,087
Vulcan Materials Co., 7.00%, 6/15/18		1,380	1,559,400

			15,695,487
Consumer Discretionary — 0.2%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		1,907	2,002,350
Corporate Bonds	Par (000)		Value
Consumer Discretionary (concluded)
Weyerhaeuser Real Estate Co. (b):
4.38%, 6/15/19	USD	920	$906,200
5.88%, 6/15/24		625	634,375

			3,542,925
Consumer Finance — 3.4%
Ally Financial, Inc.:
8.30%, 2/12/15		5,290	5,448,700
8.00%, 11/01/31		6,195	7,725,613
Capital One Bank USA NA, 3.38%, 2/15/23		11,610	11,364,379
Countrywide Financial Corp., 6.25%, 5/15/16 (d)		8,069	8,761,288
Discover Financial Services, 3.85%, 11/21/22		3,252	3,287,352
Experian Finance PLC, 2.38%, 6/15/17 (b)(d)		2,550	2,590,387
SLM Corp.:
3.88%, 9/10/15		5,000	5,075,000
6.25%, 1/25/16		11,620	12,273,741

			56,526,460
Containers & Packaging — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19 (b)		906	903,735
Ball Corp., 6.75%, 9/15/20		7,360	7,746,400
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (b)		3,944	3,963,720
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		3,128	3,284,400
Pactiv LLC, 7.95%, 12/15/25		163	173,391
Sealed Air Corp. (b):
6.50%, 12/01/20		2,330	2,551,350
8.38%, 9/15/21		700	782,250

			19,405,246
Diversified Consumer Services — 0.3%
APX Group, Inc., 6.38%, 12/01/19		355	355,000
Service Corp. International, 4.50%, 11/15/20		4,382	4,338,180

			4,693,180
Diversified Financial Services — 9.4%
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,222,432
Bank of America Corp. (d):
3.75%, 7/12/16		5,525	5,798,344
5.00%, 5/13/21		17,100	18,903,999
5.70%, 1/24/22		2,590	2,978,899
4.00%, 4/01/24		6,975	7,071,911

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Bank of America NA, 5.30%, 3/15/17 (d)	USD	13,440	$14,690,538
Citigroup, Inc. (d):
4.45%, 1/10/17		4,800	5,146,915
8.50%, 5/22/19		464	587,013
6.68%, 9/13/43		4,125	5,110,293
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		4,000	4,612,128
5.88%, 8/02/21		9,420	10,970,739
General Motors Financial Co., Inc.:
6.75%, 6/01/18		1,700	1,921,000
4.25%, 5/15/23		1,681	1,653,684
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		3,950	3,969,750
6.00%, 8/01/20		3,108	3,240,090
ING Bank NV, 5.00%, 6/09/21 (b)(d)		8,000	8,988,224
Intesa Sanpaolo SpA, 3.13%, 1/15/16		5,450	5,591,193
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		2,105	2,204,988
Jefferies Group LLC, 5.13%, 1/20/23		1,850	1,973,989
LeasePlan Corp. NV, 3.00%, 10/23/17 (b)(d)		6,775	7,005,472
Leucadia National Corp., 5.50%, 10/18/23		4,000	4,207,228
Moody’s Corp., 6.06%, 9/07/17		20,000	20,812,140
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		1,588	1,647,550
9.00%, 4/15/19		370	385,725
7.88%, 8/15/19		2,480	2,638,100
9.88%, 8/15/19		493	531,208
5.75%, 10/15/20		4,620	4,712,400
6.88%, 2/15/21		105	110,644
8.25%, 2/15/21		248	262,880
The Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		425	457,135
5.13%, 5/28/24		5,250	5,249,191

			157,655,802
Diversified Telecommunication Services — 5.2%
AT&T, Inc.:
6.30%, 1/15/38 (d)		12,000	14,550,792
4.30%, 12/15/42		265	249,183
4.35%, 6/15/45		367	345,483
CenturyLink, Inc.:
5.63%, 4/01/20		1,375	1,433,438
6.45%, 6/15/21		285	306,375
Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
8.13%, 7/01/19	USD	11,171	$11,897,115
8.63%, 7/15/20		2,240	2,436,000
Telefonica Emisiones SAU, 3.19%, 4/27/18		6,550	6,813,041
Verizon Communications, Inc. (d):
5.15%, 9/15/23		8,775	9,711,082
6.40%, 9/15/33		9,475	11,749,095
7.35%, 4/01/39		7,825	10,659,426
6.55%, 9/15/43		13,225	16,608,630
Windstream Corp.:
7.75%, 10/15/20		430	460,100
6.38%, 8/01/23		80	79,000

			87,298,760
Electric Utilities — 3.8%
CMS Energy Corp., 5.05%, 3/15/22		9,900	11,166,675
Duke Energy Corp., 3.55%, 9/15/21 (d)		3,650	3,802,333
Great Plains Energy, Inc., 5.29%, 6/15/22 (h)		5,550	6,327,927
Midland Cogeneration Venture LP, 5.25%, 3/15/25 (b)		5,000	5,016,205
Mirant Mid-Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		1,039	1,111,804
Series C, 10.06%, 12/30/28		1,568	1,761,635
Nisource Finance Corp., 6.80%, 1/15/19		3,075	3,636,885
Oncor Electric Delivery Co. LLC (d):
4.10%, 6/01/22		4,150	4,464,230
5.30%, 6/01/42		2,750	3,217,368
Progress Energy, Inc., 7.00%, 10/30/31 (d)		12,000	15,998,868
Puget Energy, Inc.:
6.00%, 9/01/21		275	321,845
5.63%, 7/15/22		5,550	6,388,261

			63,214,036
Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20		2,385	2,438,663
Electronic Equipment, Instruments & Components — 0.4%
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	3,061,500
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		475	467,875
Sanmina Corp., 4.38%, 6/01/19 (b)		1,415	1,400,850

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electronic Equipment, Instruments & Components (concluded)
WireCo WorldGroup, Inc., 9.50%, 5/15/17	USD	1,605	$1,629,075

			6,559,300
Energy Equipment & Services — 2.0%
Atwood Oceanics, Inc., 6.50%, 2/01/20		375	393,750
CGG, 6.50%, 6/01/21		2,390	2,270,500
Energy Transfer Partners LP, 5.20%, 2/01/22		10,200	11,228,190
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		293	295,930
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		2,591	2,616,910
Petrofac Ltd., 3.40%, 10/10/18 (b)(d)		5,360	5,529,430
Transocean, Inc.:
2.50%, 10/15/17		1,300	1,319,024
6.50%, 11/15/20		3,795	4,319,860
6.38%, 12/15/21		4,655	5,307,165
6.80%, 3/15/38		720	796,833

			34,077,592
Food & Staples Retailing — 0.7%
HJ Heinz Finance Co., 7.13%, 8/01/39 (b)		4,415	4,807,935
Rite Aid Corp., 6.75%, 6/15/21		1,170	1,216,800
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (d)		5,150	5,938,836

			11,963,571
Food Products — 1.6%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		2,600	2,749,708
Kellogg Co., Series B, 7.45%, 4/01/31 (d)		5,000	6,539,870
Kraft Foods Group, Inc., 5.00%, 6/04/42		5,000	5,334,705
Mondelez International, Inc.:
6.50%, 8/11/17		4,450	5,079,328
6.13%, 8/23/18		4,840	5,583,037
Sun Merger Sub, Inc., 5.88%, 8/01/21 (b)		715	750,750

			26,037,398
Gas Utilities — 0.2%
Targa Resources Partners LP:
7.88%, 10/15/18		2,355	2,466,862
Corporate Bonds	Par (000)		Value
Gas Utilities (concluded)
Targa Resources Partners LP (concluded):
6.88%, 2/01/21	USD	1,265	$1,337,738

			3,804,600
Health Care Equipment & Supplies — 0.1%
Teleflex, Inc., 6.88%, 6/01/19		1,660	1,755,450
Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22 (b)		435	436,088
Amsurg Corp., 5.63%, 7/15/22 (b)		1,856	1,865,280
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		1,550	1,627,500
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,620	1,660,500
6.88%, 2/01/22 (b)		1,631	1,667,697
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		1,990	1,960,150
HCA Holdings, Inc., 7.75%, 5/15/21		4,549	4,907,234
HCA, Inc.:
3.75%, 3/15/19		4,364	4,331,270
6.50%, 2/15/20		10,421	11,319,811
5.88%, 3/15/22		340	362,100
4.75%, 5/01/23		676	667,550
Tenet Healthcare Corp.:
6.25%, 11/01/18		736	796,720
4.75%, 6/01/20		1,450	1,439,125
6.00%, 10/01/20		3,645	3,809,025
4.50%, 4/01/21		73	70,993
4.38%, 10/01/21		7,335	7,059,937
8.13%, 4/01/22		4,387	4,902,472
UnitedHealth Group, Inc., 6.88%, 2/15/38 (d)		10,000	13,510,800

			62,394,252
Health Care Technology — 0.4%
Amgen, Inc., 5.15%, 11/15/41 (d)		6,500	6,961,058
Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20		5,243	4,345,708
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20 (b)		3,713	3,805,825

CDW LLC/CDW Finance Corp., 6.00%, 8/15/22		720	720,000
MCE Finance Ltd., 5.00%, 2/15/21 (b)		3,895	3,865,787
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		1,718	1,709,410

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	USD	1,758	$1,758,000

			16,204,730
Household Durables — 1.3%
Beazer Homes USA, Inc., 6.63%, 4/15/18		2,330	2,446,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		1,647	1,688,175
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		3,675	3,867,937
KB Home:
7.25%, 6/15/18		1,990	2,189,000
7.00%, 12/15/21		1,504	1,616,800
Standard Pacific Corp., 8.38%, 1/15/21		3,015	3,489,862
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		1,537	1,513,945
United Rentals North America, Inc.:
7.38%, 5/15/20		2,025	2,171,813
7.63%, 4/15/22		1,853	2,042,933

			21,026,965
Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		810	852,525
6.63%, 11/15/22		1,110	1,176,600

			2,029,125
Independent Power and Renewable Electricity Producers — 0.6%
Baytex Energy Corp. (b):
5.13%, 6/01/21		435	431,738
5.63%, 6/01/24		155	152,675
Calpine Corp.:
6.00%, 1/15/22 (b)		878	926,290
5.38%, 1/15/23		2,333	2,286,340
5.88%, 1/15/24 (b)		823	857,978
5.75%, 1/15/25		2,529	2,472,097
GenOn REMA LLC, 9.68%, 7/02/26		1,130	1,228,875
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,960,722

			10,316,715
Insurance — 6.0%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		1,204	1,249,150
Corporate Bonds	Par (000)		Value
Insurance (concluded)
American International Group, Inc. (d):
8.25%, 8/15/18	USD	2,125	$2,614,553
6.40%, 12/15/20		8,710	10,437,193
Aon Corp., 5.00%, 9/30/20 (d)		7,700	8,601,901
Aon PLC, 4.25%, 12/12/42		6,500	6,159,036
Forethought Financial Group, Inc., 8.63%, 4/15/21 (b)		3,400	3,864,382
Genworth Financial, Inc., 7.63%, 9/24/21		2,880	3,567,583
Manulife Financial Corp., 4.90%, 9/17/20 (d)		10,425	11,428,469
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		1,455	1,564,125
The Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (b)(d)		12,000	14,938,044
Principal Financial Group, Inc., 8.88%, 5/15/19 (d)		2,825	3,615,474
Prudential Financial, Inc., 6.63%, 12/01/37 (d)		10,000	12,789,170
XLIT Ltd., 5.75%, 10/01/21 (d)		10,085	11,718,125
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)(d)		6,800	7,327,000

			99,874,205
IT Services — 1.5%
Ceridian Corp., 8.88%, 7/15/19 (b)		12,085	13,353,925
Ceridian LLC/Comdata, Inc., 8.13%, 11/15/17 (b)		1,455	1,451,363
Epicor Software Corp., 8.63%, 5/01/19		2,400	2,556,000
First Data Corp. (b):
7.38%, 6/15/19		2,905	3,050,250
6.75%, 11/01/20		1,768	1,865,240
8.25%, 1/15/21		250	267,500
SunGard Data Systems, Inc., 7.38%, 11/15/18		2,460	2,569,162

			25,113,440
Life Sciences Tools & Services — 0.8%
Life Technologies Corp., 6.00%, 3/01/20 (d)		12,000	13,883,304
Media — 6.4%
A&E Television Networks LLC, 3.11%, 8/22/19		5,000	5,012,500
AMC Networks, Inc.:
7.75%, 7/15/21		1,330	1,456,350
4.75%, 12/15/22		685	683,288

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (continued)
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22	USD	249	$248,378
5.63%, 2/15/24		212	211,735
Cinemark USA, Inc., 5.13%, 12/15/22		349	351,618
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		10,205	10,701,460
COX Communications, Inc., 8.38%, 3/01/39 (b)(d)		5,000	7,078,865
CSC Holdings LLC, 8.63%, 2/15/19		4,005	4,705,875
DIRECTV Holdings LLC, 5.00%, 3/01/21 (d)		8,575	9,501,340
Gray Television, Inc., 7.50%, 10/01/20		713	745,976
Grupo Televisa SAB, 5.00%, 5/13/45		3,345	3,330,817
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		710	745,500
5.50%, 8/01/23		2,909	2,792,640
The Interpublic Group of Cos., Inc., 3.75%, 2/15/23		6,025	5,991,881
Level 3 Escrow II, Inc., 5.38%, 8/15/22 (b)(c)		2,250	2,207,812
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		463	498,883
Lynx I Corp., 5.38%, 4/15/21 (b)		1,394	1,407,940
NAI Entertainment Holdings LLC, 5.00%, 8/01/18 (b)		1,471	1,515,130
NBCUniversal Enterprise, Inc., 5.25% (b)(e)		5,600	5,831,000
News America, Inc., 6.15%, 3/01/37 (d)		9,575	11,341,444
Numericable Group SA, 6.00%, 5/15/22 (b)		9,000	9,045,000
Sinclair Television Group, Inc., 5.63%, 8/01/24 (b)		657	647,966
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)		2,300	2,213,750
Time Warner Cable, Inc., 6.55%, 5/01/37		3,519	4,358,545
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (b):
7.50%, 3/15/19		3,530	3,724,150
5.50%, 1/15/23		1,000	1,005,000
Univision Communications, Inc., 5.13%, 5/15/23 (b)		4,793	4,924,807
Corporate Bonds	Par (000)		Value
Media (concluded)
VTR Finance BV, 6.88%, 1/15/24 (b)	USD	4,020	$4,165,725

			106,445,375
Metals & Mining — 2.8%
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		5,000	4,873,435
ArcelorMittal, 6.13%, 6/01/18		2,575	2,748,812
Commercial Metals Co., 4.88%, 5/15/23		2,194	2,111,725
Constellium NV:
4.63%, 5/15/21	EUR	490	671,718
5.75%, 5/15/24 (b)	USD	1,178	1,213,340
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		4,700	4,635,074
3.88%, 3/15/23		8,900	8,812,282
Freeport-McMoRan Corp., 7.13%, 11/01/27		8,500	10,072,517
New Gold, Inc., 6.25%, 11/15/22 (b)		1,795	1,889,238
Novelis, Inc., 8.75%, 12/15/20		3,285	3,547,800
Peabody Energy Corp., 6.50%, 9/15/20		1,020	976,650
Steel Dynamics, Inc.:
6.38%, 8/15/22		1,430	1,522,950
5.25%, 4/15/23		163	164,223
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		2,785	2,986,912

			46,226,676
Multi-Utilities — 1.9%
CenterPoint Energy, Inc. (d):
5.95%, 2/01/17		9,000	9,993,114
6.50%, 5/01/18		9,675	11,210,326
Dominion Resources, Inc., 8.88%, 1/15/19 (d)		8,000	10,176,368

			31,379,808
Multiline Retail — 0.4%
Dollar General Corp., 3.25%, 4/15/23		2,500	2,379,982
Dufry Finance SCA, 5.50%, 10/15/20 (b)		3,460	3,579,993

			5,959,975
Oil, Gas & Consumable Fuels — 16.7%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		2,657	2,796,492
6.13%, 7/15/22		1,600	1,710,000
4.88%, 5/15/23		411	423,330

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corp., 6.38%, 9/15/17	USD	75	$85,618
Antero Resources Finance Corp., 5.38%, 11/01/21		649	657,113
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		656	698,640
Berry Petroleum Co., 6.38%, 9/15/22		3,207	3,271,140
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		1,145	1,190,800
5.75%, 2/01/23		1,555	1,523,900
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		1,076	1,164,770
Chesapeake Energy Corp.:
6.63%, 8/15/20		3,171	3,533,683
6.88%, 11/15/20		493	554,625
6.13%, 2/15/21		1,857	2,014,845
5.75%, 3/15/23		2,615	2,791,512
Cimarex Energy Co., 4.38%, 6/01/24		527	538,199
Concho Resources, Inc.:
5.50%, 10/01/22		226	235,040
5.50%, 4/01/23		1,995	2,064,825
CONSOL Energy, Inc.:
8.25%, 4/01/20		355	378,075
5.88%, 4/15/22 (b)(c)		6,131	6,199,974
Continental Resources, Inc.:
5.00%, 9/15/22		11,232	12,046,320
4.50%, 4/15/23		469	499,636
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (b)		710	733,075
DCP Midstream LLC, 4.75%, 9/30/21 (b)		1,074	1,134,846
DCP Midstream Operating LP, 3.88%, 3/15/23		2,690	2,715,200
Denbury Resources, Inc.:
5.50%, 5/01/22		845	830,213
4.63%, 7/15/23		1,727	1,614,745
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (b)		1,812	1,830,120
El Paso LLC:
7.80%, 8/01/31		197	216,700
7.75%, 1/15/32		3,153	3,484,065
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		2,345	3,046,744
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		5,075	5,894,998
Enbridge Energy Partners LP, 9.88%, 3/01/19		6,000	7,840,842
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Equity LP, 5.88%, 1/15/24 (b)	USD	2,230	$2,274,600
Energy XXI Gulf Coast, Inc.:
7.75%, 6/15/19		2,351	2,445,040
6.88%, 3/15/24 (b)		449	446,755
Enterprise Products Operating LLC, Series N, 6.50%, 1/31/19 (d)		12,000	14,120,316
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19		2,693	2,820,917
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		2,525	2,603,906
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (b)		759	749,513
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20 (d)		12,000	14,272,092
Kinder Morgan, Inc. (b):
5.00%, 2/15/21		496	502,820
5.63%, 11/15/23		504	519,120
Kodiak Oil & Gas Corp., 5.50%, 2/01/22		540	569,700
Laredo Petroleum, Inc., 7.38%, 5/01/22		900	981,000
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		1,224	1,242,360
8.63%, 4/15/20		1,620	1,711,125
7.75%, 2/01/21		475	497,563
Marathon Petroleum Corp., 3.50%, 3/01/16		4,600	4,782,362
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22		1,369	1,454,562
MEG Energy Corp. (b):
6.50%, 3/15/21		3,839	3,944,572
7.00%, 3/31/24		3,598	3,804,885
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		885	909,338
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 (b)		3,500	4,007,500
Nexen, Inc., 6.40%, 5/15/37 (d)		4,615	5,665,914
NGPL PipeCo LLC, 9.63%, 6/01/19 (b)		902	976,415
Oasis Petroleum, Inc.:
7.25%, 2/01/19		915	956,175
6.50%, 11/01/21		1,025	1,086,500
ONEOK Partners LP, 8.63%, 3/01/19 (d)		10,000	12,558,320

8	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Pacific Drilling SA, 5.38%, 6/01/20 (b)	USD	1,537	$1,463,992
PDC Energy, Inc., 7.75%, 10/15/22		1,225	1,359,750
Peabody Energy Corp.:
6.00%, 11/15/18		2,527	2,520,682
6.25%, 11/15/21 (d)		1,483	1,405,143
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		2,221	2,465,310
Petrobras International Finance Co. (d):
3.88%, 1/27/16		12,550	12,912,569
5.38%, 1/27/21		3,385	3,486,753
Petroleos Mexicanos:
3.50%, 1/30/23		5,000	4,825,000
4.88%, 1/18/24		2,000	2,120,000
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		3,980	4,179,000
Pioneer Natural Resources Co., 6.88%, 5/01/18		1,665	1,947,639
Premier Oil PLC, 5.00%, 6/09/18		11,500	12,075,000
Range Resources Corp.:
6.75%, 8/01/20		1,760	1,865,600
5.00%, 8/15/22		32	32,800
5.00%, 3/15/23		75	77,063
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		4,351	4,144,327
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		1,035	1,107,450
Rosetta Resources, Inc., 5.63%, 5/01/21		3,448	3,473,860
Ruby Pipeline LLC, 6.00%, 4/01/22 (b)		10,000	11,246,930
Sabine Pass Liquefaction LLC (b):
5.63%, 4/15/23		7,393	7,503,895
5.75%, 5/15/24		2,869	2,912,035
Sabine Pass Liquified Natural Gas LP, 7.50%, 11/30/16		5,965	6,501,850
Sanchez Energy Corp., 6.13%, 1/15/23 (b)		1,141	1,138,148
SandRidge Energy, Inc.:
8.75%, 1/15/20		114	119,700
7.50%, 3/15/21		325	338,000
7.50%, 2/15/23		1,291	1,345,868
Seventy Seven Energy, Inc., 6.50%, 7/15/22 (b)		526	528,630
SM Energy Co.:
6.63%, 2/15/19		903	941,378
6.50%, 1/01/23		322	345,345
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Stone Energy Corp., 7.50%, 11/15/22	USD	1,290	$1,383,525
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		1,614	1,755,225
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		778	809,120
Western Gas Partners LP, 5.38%, 6/01/21		5,125	5,761,274
Whiting Petroleum Corp.:
5.00%, 3/15/19		3,550	3,718,625
5.75%, 3/15/21		2,341	2,557,542
The Williams Cos., Inc.:
3.70%, 1/15/23		5,000	4,746,430
4.55%, 6/24/24		830	826,955
8.75%, 3/15/32		2,478	3,170,480
5.75%, 6/24/44		685	673,713

			279,410,061
Paper & Forest Products — 2.3%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		1,473	1,539,285
Clearwater Paper Corp., 4.50%, 2/01/23		532	510,720
International Paper Co. (d):
7.50%, 8/15/21		9,675	12,228,687
8.70%, 6/15/38		4,000	5,935,844
7.30%, 11/15/39		10,000	13,328,060
Louisiana-Pacific Corp., 7.50%, 6/01/20		2,130	2,327,025
Mercer International, Inc., 9.50%, 12/01/17		2,900	3,074,000

			38,943,621
Pharmaceuticals — 2.4%
AbbVie, Inc., 2.90%, 11/06/22 (d)		5,675	5,473,708
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	400	575,288
Endo Finance LLC/Endo Finco, Inc. (b):
7.25%, 1/15/22	USD	499	527,693
5.38%, 1/15/23		410	395,650
Forest Laboratories, Inc. (b):
4.38%, 2/01/19		2,924	3,131,604

5.00%, 12/15/21		1,631	1,776,159
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)		1,613	1,619,049
Mallinckrodt International Finance SA, 5.75%, 8/01/22 (b)(c)		2,130	2,140,650
Merck & Co., Inc., 6.50%, 12/01/33 (d)		6,420	8,573,666
Mylan, Inc., 6.00%, 11/15/18 (b)		3,250	3,385,473

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (b)	USD	697	$728,365
Valeant Pharmaceuticals International (b):
6.75%, 8/15/18		6,955	7,267,975
6.38%, 10/15/20		2,355	2,431,537
5.63%, 12/01/21		1,615	1,606,925

			39,633,742
Professional Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		2,158	2,460,120
The Dun & Bradstreet Corp., 3.25%, 12/01/17		5,750	5,945,253

			8,405,373
Real Estate Investment Trusts (REITs) — 3.0%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 4.60%, 2/06/24 (b)		5,000	5,099,925
AvalonBay Communities, Inc., 6.10%, 3/15/20 (d)		10,000	11,772,320
DDR Corp.:
4.75%, 4/15/18		2,140	2,314,378
7.88%, 9/01/20		2,650	3,327,597
ERP Operating LP, 5.75%, 6/15/17 (d)		10,000	11,217,610
Felcor Lodging LP, 5.63%, 3/01/23		999	999,000
HCP, Inc., 5.38%, 2/01/21 (d)		3,450	3,895,181
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23		3,600	3,555,435
iStar Financial, Inc.:
4.00%, 11/01/17		825	812,625
5.00%, 7/01/19		580	571,300
Rayonier AM Products, Inc., 5.50%, 6/01/24 (b)		128	126,080
UDR, Inc., 4.25%, 6/01/18		5,225	5,612,178

			49,303,629
Real Estate Management & Development — 0.7%
Lennar Corp., 4.75%, 11/15/22		1,805	1,732,800
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(d)		4,485	4,587,706
Realogy Corp., 7.63%, 1/15/20 (b)(d)		2,085	2,246,588
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (b)		1,147	1,112,590
Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19	USD	1,625	$1,726,563

			11,406,247
Road & Rail — 1.5%
The Hertz Corp.:
4.25%, 4/01/18		983	992,830
6.75%, 4/15/19		1,167	1,219,515
5.88%, 10/15/20		925	945,812
7.38%, 1/15/21		310	331,700
6.25%, 10/15/22		1,560	1,614,600
Norfolk Southern Corp., 6.00%, 3/15/05 (d)		17,200	20,672,680

			25,777,137
Semiconductors & Semiconductor Equipment — 0.7%
KLA-Tencor Corp., 6.90%, 5/01/18 (d)		5,515	6,417,226
Micron Technology, Inc., 5.50%, 2/01/25 (b)		3,590	3,572,050
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		1,655	1,721,200

			11,710,476
Software — 0.4%
Infor US, Inc., 9.38%, 4/01/19		2,190	2,392,575
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		4,435	4,479,350

			6,871,925
Specialty Retail — 1.1%
AutoNation, Inc., 6.75%, 4/15/18		6,125	7,020,965
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8.00%, 6/01/21 (b)		1,544	1,553,650
L Brands, Inc., 7.00%, 5/01/20		3,050	3,446,500
QVC, Inc., 7.38%, 10/15/20 (b)		355	379,618
VF Corp., 5.95%, 11/01/17 (d)		5,000	5,689,805

			18,090,538
Textiles Apparel & Shoes — 0.1%
Springs Industries, Inc., 6.25%, 6/01/21		1,674	1,669,815
Textiles, Apparel & Luxury Goods — 0.1%
The William Carter Co., 5.25%, 8/15/21 (b)		1,406	1,462,240
Thrifts & Mortgage Finance — 0.1%

Radian Group, Inc., 5.50%, 6/01/19		1,378	1,384,890
Tobacco — 2.0%
Altria Group, Inc., 10.20%, 2/06/39 (d)		13,392	22,548,191

10	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Tobacco (concluded)
Lorillard Tobacco Co., 3.50%, 8/04/16	USD	8,375	$8,740,778
Reynolds American, Inc.:
3.25%, 11/01/22		970	933,456
4.85%, 9/15/23		1,120	1,190,637

			33,413,062
Trading Companies & Distributors — 0.4%
Doric Nimrod Air Alpha 2013-1 Pass-Through Trust (b):
6.13%, 11/30/21		3,713	3,926,615
5.25%, 5/30/25		2,871	3,050,390

			6,977,005
Transportation Infrastructure — 0.9%
CEVA Group PLC (b):
4.00%, 5/01/18		3,310	3,078,300
7.00%, 3/01/21		1,067	1,088,340
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 7/11/22 (b)		10,500	11,449,778

			15,616,418
Wireless Telecommunication Services — 5.4%
America Movil SAB de C.V. (d):
2.38%, 9/08/16		12,495	12,797,404
3.13%, 7/16/22		1,275	1,237,376
American Tower Corp.:
4.50%, 1/15/18		6,500	7,027,709
5.05%, 9/01/20		500	551,785
5.90%, 11/01/21 (d)		3,770	4,330,686
Crown Castle International Corp., 5.25%, 1/15/23		1,880	1,898,800
Crown Castle Towers LLC (b):
5.50%, 1/15/37		4,000	4,307,056
4.17%, 8/15/37		3,000	3,176,421
6.11%, 1/15/40		4,555	5,302,084
Digicel Group Ltd. (b):
8.25%, 9/30/20		2,615	2,817,662
7.13%, 4/01/22		825	837,375
Digicel Ltd., 6.00%, 4/15/21 (b)		1,285	1,307,488
SBA Tower Trust, 5.10%, 4/15/42 (b)		13,975	14,885,639
Sprint Communications, Inc. (b):
9.00%, 11/15/18		5,290	6,202,525
7.00%, 3/01/20		9,302	10,464,750
Sprint Corp. (b):
7.88%, 9/15/23		3,630	3,884,100
7.13%, 6/15/24		1,625	1,657,500
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,680	2,814,000
6.73%, 4/28/22		2,495	2,613,512
Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
T-Mobile USA, Inc. (concluded):
6.84%, 4/28/23	USD	1,405	$1,489,300

			89,603,172
Total Corporate Bonds — 112.5%			1,878,364,175

Foreign Agency Obligations
Brazilian Government International Bond, 5.00%, 1/27/45		5,000	4,812,500
Indonesia Government International Bond, 5.88%, 1/15/24 (b)		4,400	4,944,500
Mexico Government International Bond, 4.75%, 3/08/44		2,300	2,305,750
Total Foreign Agency Obligations — 0.7%			12,062,750

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General Third Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,585,800
Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31		10,000	12,573,000
Total Municipal Bonds — 1.1%			18,158,800

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (d)(i)		3,945	3,462,314

U.S. Treasury Obligations
U.S. Treasury Bond, 3.38%, 5/15/44 (d)		8,650	8,754,068
U.S. Treasury Notes:
1.50%, 5/31/19 (d)		1,898	1,876,499
1.63%, 6/30/19 (d)		750	745,371
1.63%, 7/31/19		575	571,227
Total U.S. Treasury Obligations — 0.7%			11,947,165

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value
Capital Trusts
Banks — 2.3%
BNP Paribas SA, 7.20% (a)(b)(d)(e)	USD	5,000	$5,781,250
Credit Agricole SA, 8.38% (a)(b)(e)		5,000	5,843,750
Fifth Third Bancorp, Series J, 4.90% (a)(e)		2,035	2,029,913
HSBC Capital Funding LP, 10.18% (a)(b)(d)(e)		11,835	17,693,325
M&T Capital Trust II, 8.28%, 6/01/27		4,540	4,613,820
Wells Fargo & Co., Series S, 5.90% (a)(e)		1,840	1,921,880

			37,883,938
Capital Markets — 1.4%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (a)(d)		3,000	3,300,000
The Goldman Sachs Group, Inc., Series L, 5.70% (a)(e)		2,950	3,004,575
State Street Capital Trust IV, 1.23%, 6/01/77 (a)		20,845	18,030,925

			24,335,500
Diversified Financial Services — 3.9%
Bank of America Corp., Series U, 5.20% (a)(e)		9,000	8,437,500
Barclays PLC, 6.63% (a)(e)		4,885	4,823,938
Citigroup, Inc., 5.90% (a)(e)		2,210	2,196,610
General Electric Capital Corp. (a)(d)(e):
Series B, 6.25%		9,100	10,101,000
Series C, 5.25%		3,000	3,045,000
JPMorgan Chase & Co. (a)(e):
6.75%		7,775	8,299,812
Series Q, 5.15%		4,000	3,782,400
Series R, 6.00% (d)		17,780	18,046,700
Morgan Stanley, Series H, 5.45% (a)(e)		2,200	2,202,750
Societe Generale SA, 6.00% (a)(b)(e)		4,470	4,302,375

			65,238,085
Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 6.70%, 3/30/67 (a)		8,300	8,486,750
Insurance — 6.9%
ACE Capital Trust II, 9.70%, 4/01/30 (d)		7,000	10,360,000
AIG Life Holdings, Inc., 8.50%, 7/01/30		500	667,500
The Allstate Corp., 6.50%, 5/15/67 (a)(d)		10,400	11,362,000
Capital Trusts	Par (000)		Value
Insurance (concluded)
American International Group, Inc., 8.18%, 5/15/68 (a)	USD	3,755	$5,186,594
AXA SA (a)(b)(e):
6.38%		4,900	5,304,250
6.46%		6,000	6,405,000
Bank One Capital III, 8.75%, 9/01/30 (d)		2,000	2,739,580
The Chubb Corp., 6.38%, 3/29/67 (a)(d)		7,400	8,158,500
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		4,890	5,494,179
Great-West Life & Annuity Insurance Capital LP II, 7.15%, 5/16/46 (a)(b)(d)		500	520,000
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (a)		3,500	4,130,000
ING US, Inc., 5.65%, 5/15/53 (a)		4,750	4,833,125
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		8,325	12,882,937
MetLife, Inc., 6.40%, 12/15/66		9,775	10,955,820
Prudential Financial, Inc., 5.88%, 9/15/42 (a)(d)		6,100	6,603,250
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (a)		12,000	12,360,000
Swiss Re Capital I LP, 6.85% (a)(b)(d)(e)		4,450	4,728,125
XL Group PLC, Series E, 6.50% (a)(e)		1,920	1,881,600

			114,572,460
Multi-Utilities — 0.3%
Dominion Resources, Inc., 7.50%, 6/30/66 (a)		4,400	4,818,000
Oil, Gas & Consumable Fuels — 1.4%
Enterprise Products Operating LLC (a):
7.00%, 6/01/67		2,500	2,650,000
Series A, 8.38%, 8/01/66		9,325	10,478,969
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (a)		9,400	9,794,800

			22,923,769
Real Estate Investment Trusts (REITs) — 0.5%
Sovereign Real Estate Investment Trust, 12.00% (b)		7	9,225,468
Road & Rail — 0.4%
BNSF Funding Trust I, 6.61%, 12/15/55 (a)		6,125	6,888,983
Total Capital Trusts — 17.6%			294,372,953

12	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Banks — 0.8%
Wells Fargo & Co., 5.85% (a)	538,900	$13,795,840
Capital Markets — 0.6%
The Goldman Sachs Group, Inc., 5.50% (a)	162,450	3,892,302
SCE Trust III, 5.75% (a)	31,650	819,419
State Street Corp., Series D, 5.90% (a)	220,495	5,682,156

		10,393,877
Consumer Finance — 0.1%
Ally Financial, Inc., Series A, 8.50% (a)	24,509	664,929
Diversified Financial Services — 0.8%
Citigroup, Inc., Series K, 6.88% (a)	488,320	13,121,158
Electric Utilities — 0.1%
Entergy Louisiana LLC, 5.25%	90,000	2,160,000
Insurance — 0.2%
The Allstate Corp., Series E, 6.63%	125,000	3,240,000
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (j)	11,107	1,259,534
Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%	75,000	1,785,750
Vornado Realty Trust, Series K, 5.70%	50,000	1,212,500

		2,998,250
Wireless Telecommunication Services — 1.1%
Centaur Funding Corp., Series B Series B, 9.08% (b)	15,143	18,900,357
Total Preferred Stocks — 4.0%		66,533,945

Trust Preferred — 0.6%	Shares	Value
Diversified Financial Services — 0.6%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (a)	353,111	$9,446,136
Total Preferred Securities — 37.4%		370,353,034
Total Long-Term Investments (Cost — $2,192,646,852) — 140.7%		2,349,717,472

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (k)(l)	7,869,910	7,869,910
Total Short-Term Securities (Cost — $7,869,910) — 0.5%		7,869,910
Options Purchased (Cost — $14,626,993) — 0.6%		10,054,991
Total Investments Before Options Written (Cost — $2,215,143,755*) — 141.8%		2,367,642,373
Options Written (Premiums Received — $6,572,417) — (0.2)%		(2,834,778)
Total Investments, Net of Options Written — 141.6%		2,364,807,595
Liabilities in Excess of Other Assets — (41.6)%		(695,320,197)

Net Assets — 100.0%		$1,669,487,398

* As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$2,214,639,086

Gross unrealized appreciation		$166,630,468
Gross unrealized depreciation		(13,627,181)

Net unrealized appreciation		$153,003,287

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$2,140,650	$10,650
Citigroup Global Markets, Inc.	2,207,812	(42,188)
Credit Suisse Securities (USA) LLC	735,029	—
Goldman Sachs & Co.	7,920,836	(41,748)
J.P. Morgan Securities LLC	1,845,010	—
Morgan Stanley & Co. International PLC	1,910,000	2,000
Nomura Securities International, Inc.	1,188,750	—
RBC Capital Markets, LLC	787,112	—

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Zero-coupon bond.

(j)	Convertible security.

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,999,467	3,870,443	7,869,910	$1,952

(l)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ARB	Airport Revenue Bonds
ARC	Auction Rate Certificates
CLO	Collateralized Loan Obligation
EUR	Euro
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
RB	Revenue Bonds
USD	U.S. Dollar

14	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Reverse repurchase agreements outstanding as of July 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.35%	1/29/13	Open	$14,670,000	$14,748,301
Credit Suisse Securities (USA) LLC	0.35%	3/28/13	Open	10,309,437	10,358,651
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	10,825,000	10,876,043
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	7,353,912	7,388,588
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	8,703,625	8,744,665
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	1,143,000	1,148,390
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	7,339,594	7,374,202
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,639,763	2,652,210
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	15,710,962	15,785,044
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	6,912,937	6,945,534
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	5,351,063	5,376,294
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	1,252,295	1,258,200
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	7,590,500	7,626,291
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,747,562	3,765,233
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,633,656	3,650,790
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	860,781	864,840
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	4,077,375	4,096,601
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	8,587,500	8,627,992
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,567,375	3,584,196
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	11,181,744	11,234,469
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,285,625	2,296,402
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,915,000	2,928,745
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	6,173,719	6,202,830
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	20,623,680	20,720,926
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	12,448,144	12,506,840
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,007,500	3,021,681
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	5,154,000	5,178,303
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	837,900	841,851
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	872,969	877,085
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,880,000	2,893,580
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,664,406	3,681,685
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	8,018,569	8,056,379
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	597,400	600,217
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	4,604,531	4,626,243
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,695,812	3,713,239
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	476,875	479,124
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	4,197,375	4,217,167
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	532,125	534,634
Credit Suisse Securities (USA) LLC	0.35%	4/23/13	Open	7,076,875	7,108,868
BNP Paribas Securities Corp.	0.33%	5/02/13	Open	5,707,000	5,730,855
Barclays Capital, Inc.	0.35%	6/24/13	Open	4,788,764	4,807,527
Credit Suisse Securities (USA) LLC	0.35%	8/23/13	Open	2,055,000	2,061,853
BNP Paribas Securities Corp.	0.33%	8/27/13	Open	5,068,000	5,083,749
BNP Paribas Securities Corp.	0.34%	9/27/13	Open	13,964,000	14,004,620
BNP Paribas Securities Corp.	0.34%	10/16/13	Open	2,822,000	2,829,703
BNP Paribas Securities Corp.	0.34%	10/17/13	Open	9,057,000	9,081,635
BNP Paribas Securities Corp.	0.34%	10/17/13	Open	10,273,000	10,300,943
Barclays Capital, Inc.	0.35%	10/21/13	Open	8,379,000	8,402,054
Barclays Capital, Inc.	0.35%	10/21/13	Open	4,856,000	4,869,361
Barclays Capital, Inc.	0.35%	10/21/13	Open	2,419,000	2,425,656

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.35%	10/21/13	Open	$5,066,000	$5,079,939
Barclays Capital, Inc.	0.35%	10/21/13	Open	2,280,000	2,286,273
Barclays Capital, Inc.	0.35%	10/21/13	Open	718,000	719,976
Barclays Capital, Inc.	0.35%	10/21/13	Open	4,589,000	4,601,626
BNP Paribas Securities Corp.	0.34%	10/22/13	Open	4,274,000	4,285,423
BNP Paribas Securities Corp.	0.34%	10/22/13	Open	6,120,000	6,136,357
Credit Suisse Securities (USA) LLC	0.35%	10/22/13	Open	17,741,250	17,789,891
Credit Suisse Securities (USA) LLC	0.35%	10/22/13	Open	16,593,750	16,639,245
BNP Paribas Securities Corp.	0.34%	10/25/13	Open	3,154,000	3,162,341
BNP Paribas Securities Corp.	0.10%	10/30/13	Open	3,331,000	3,333,535
Deutsche Bank Securities, Inc.	0.35%	10/31/13	Open	2,876,000	2,883,661
Deutsche Bank Securities, Inc.	0.35%	11/26/13	Open	4,540,000	4,550,946
UBS Securities LLC	0.32%	2/05/14	Open	956,709	958,214
UBS Securities LLC	0.33%	2/10/14	Open	6,197,000	6,206,714
Barclays Capital, Inc.	0.35%	2/28/14	Open	7,944,000	7,955,894
BNP Paribas Securities Corp.	0.34%	3/17/14	Open	9,813,000	9,825,697
RBC Capital Markets, LLC	0.34%	3/31/14	Open	3,285,000	3,288,816
RBC Capital Markets, LLC	0.34%	4/01/14	Open	3,234,275	3,238,002
Deutsche Bank Securities, Inc.	0.12%	4/16/14	Open	3,400,000	3,401,073
Deutsche Bank Securities, Inc.	0.34%	4/21/14	Open	10,112,000	10,121,669
Deutsche Bank Securities, Inc.	0.34%	4/21/14	Open	6,386,000	6,392,106
Deutsche Bank Securities, Inc.	0.35%	4/21/14	Open	1,951,000	1,952,920
Deutsche Bank Securities, Inc.	0.35%	4/21/14	Open	4,526,000	4,530,455
Deutsche Bank Securities, Inc.	0.35%	4/21/14	Open	7,912,000	7,919,788
Deutsche Bank Securities, Inc.	0.35%	4/21/14	Open	5,922,000	5,927,829
RBC Capital Markets, LLC	0.34%	4/30/14	Open	8,085,000	8,092,101
RBC Capital Markets, LLC	0.34%	4/30/14	Open	4,975,000	4,979,370
UBS Securities LLC	0.30%	5/8/14	Open	9,646,000	9,652,833
Deutsche Bank Securities, Inc.	0.34%	5/13/14	Open	5,270,000	5,273,932
Deutsche Bank Securities, Inc.	0.34%	5/13/14	Open	2,740,000	2,742,044
UBS Securities LLC	(0.50%)	5/13/14	Open	2,016,000	2,013,788
UBS Securities LLC	0.32%	5/13/14	Open	8,649,000	8,655,074
UBS Securities LLC	0.32%	5/13/14	Open	2,182,000	2,183,532
UBS Securities LLC	0.32%	5/13/14	Open	7,149,000	7,154,020
UBS Securities LLC	0.34%	5/13/14	Open	1,256,000	1,256,937
UBS Securities LLC	0.34%	5/13/14	Open	10,604,000	10,611,912
UBS Securities LLC	0.34%	5/13/14	Open	683,000	683,510
UBS Securities LLC	0.34%	5/13/14	Open	5,229,000	5,232,901
UBS Securities LLC	0.34%	5/13/14	Open	4,668,000	4,671,483
UBS Securities LLC	0.35%	5/13/14	Open	10,880,000	10,888,356
UBS Securities LLC	0.35%	5/13/14	Open	6,046,000	6,050,644
UBS Securities LLC	0.35%	5/13/14	Open	1,115,000	1,115,856
UBS Securities LLC	0.35%	5/13/14	Open	6,061,000	6,065,655
UBS Securities LLC	0.35%	5/13/14	Open	5,546,000	5,550,260
UBS Securities LLC	0.35%	5/13/14	Open	3,255,000	3,257,500
UBS Securities LLC	0.35%	5/13/14	Open	23,285,000	23,302,884
UBS Securities LLC	0.35%	5/13/14	Open	11,160,000	11,168,572
Barclays Capital, Inc.	0.35%	5/14/14	Open	6,234,000	6,240,078
Barclays Capital, Inc.	0.35%	5/14/14	Open	1,213,000	1,214,524
Barclays Capital, Inc.	0.35%	5/14/14	Open	2,791,000	2,794,628

16	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.35%	5/14/14	Open	$11,233,000	$11,247,360
Deutsche Bank Securities, Inc.	0.40%	5/27/14	Open	6,792,000	6,796,981
RBC Capital Markets, LLC	0.34%	5/28/14	Open	6,960,000	6,964,273
RBC Capital Markets, LLC	0.34%	5/30/14	Open	3,510,000	3,512,088
RBC Capital Markets, LLC	0.34%	6/13/14	Open	2,539,375	2,540,550
Barclays Capital, Inc.	(1.75%)	6/25/14	Open	1,319,870	1,317,496
RBC Capital Markets, LLC	0.34%	6/26/14	Open	13,680,000	13,684,651
RBC Capital Markets, LLC	0.34%	6/30/14	Open	4,664,400	4,665,810
RBC Capital Markets, LLC	0.34%	6/30/14	Open	3,324,750	3,325,755
Barclays Capital, Inc.	0.40%	7/01/14	Open	10,010,000	10,013,448
BNP Paribas Securities Corp.	0.34%	7/07/14	Open	8,155,000	8,156,848
BNP Paribas Securities Corp.	0.34%	7/07/14	Open	12,217,000	12,219,769
BNP Paribas Securities Corp.	0.35%	7/07/14	Open	5,672,000	5,673,323
Deutsche Bank Securities, Inc.	0.10%	7/22/14	Open	349,563	349,572
BNP Paribas Securities Corp.	0.07%	7/28/14	Open	1,886,138	1,886,152
HSBC Securities (USA), Inc.	0.40%	7/31/14	Open	11,957,143	11,957,143
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.15%	7/31/14	Open	8,833,813	8,833,813
Total				$701,673,386	$703,376,105

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
191	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$41,909,578	$(53,163)
2,033	5-Year US Treasury Note	Chicago Board of Trade	September 2014	241,593,462	(1,551,650)
162	Ultra Long-Term U.S. Treasury Bond	Chicago Board of Trade	September 2014	24,436,687	170,345
(1,505)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	187,537,109	914,108
(84)	Long U.S. Treasury Bond	Chicago Board of Trade	September 2014	11,542,125	(64,001)
Total					$(584,361)

•	Forward foreign currency exchange contracts outstanding as of July 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	662,955	EUR	490,000	Citibank N.A.	10/21/14	$6,648

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Exchange-traded options purchased as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
S&P 500 Index	Put	USD 1,840.00	8/16/14	450	$254,250
Eurodollar 2-Year Mid-Curve Option	Put	USD 98.75	12/12/14	9,000	2,306,250
Total					$2,560,500

•	OTC interest rate swaptions purchased as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
30-Year Interest Rate Swap	Barclays Bank PLC	Call	3.05%	Receive	3-month LIBOR	10/03/14	USD 8,300	$31,530
30-Year Interest Rate Swap	Citibank N.A.	Call	3.30%	Receive	3-month LIBOR	5/22/17	USD 19,200	1,180,461
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.20%	Receive	3-month LIBOR	7/31/17	USD 8,800	483,120
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.20%	Receive	3-month LIBOR	7/31/17	USD 8,800	487,520
10-Year Interest Rate Swap	Barclays Bank PLC.	Put	3.30%	Pay	3-month LIBOR	8/22/14	USD 230,000	807
30-Year Interest Rate Swap	Citibank N.A.	Put	4.30%	Pay	3-month LIBOR	5/22/17	USD 19,200	846,694
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.20%	Pay	3-month LIBOR	7/31/17	USD 8,800	483,120
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.20%	Pay	3-month LIBOR	7/31/17	USD 8,800	487,520
5-Year Interest Rate Swap	JPMorgan Chase N.A.	Put	4.50%	Pay	3-month LIBOR	8/07/18	USD 203,300	3,493,719
Total								$7,494,491

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
S&P 500 Index	Put	USD 1,650.00	8/16/14	450	$(39,375)

18	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	OTC interest rate swaptions written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Receive	3-month LIBOR	8/07/18	USD 406,600	$(2,795,403)

•	Centrally cleared interest rate swaps outstanding as of July 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.45%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/28/18	USD 13,800	$122,597
1.50%[1]	3-month LIBOR	Chicago Mercantile	10/03/14[2]	11/30/18	USD 15,500	159,090
1.66%[1]	3-month LIBOR	Chicago Mercantile	10/03/14[2]	11/30/18	USD 43,100	171,839
1.78%[1]	3-month LIBOR	Chicago Mercantile	N/A	1/17/19	USD 22,900	(49,093)
2.21%[1]	3-month LIBOR	Clearnet U.S.A.	N/A	10/18/20	USD 65,000	(149,605)
2.79%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/11/23	USD 68,000	(1,050,751)
2.79%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/23	USD 10,600	(154,018)
3.03%[1]	3-month LIBOR	Chicago Mercantile	N/A	1/08/24	USD 10,900	(371,992)
3.71%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/18/43	USD 20,000	(1,684,239)
Total						$(3,006,172)

[1] Trust pays the fixed rate and receives the floating rate.
[2] Forward swap.

•	OTC credit default swaps – buy protection outstanding as of July 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
Southwest Airlines Co.	1.00%	Goldman Sachs Bank USA	12/20/16	USD 2,535	$(43,482)	$57,794	$(101,276)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/16	USD 1,465	(25,236)	33,400	(58,636)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland PLC	12/20/16	USD 4,000	(72,348)	99,182	(171,530)
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/17	USD 1,030	(4,624)	1,329	(5,953)
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/17	USD 1,470	(6,599)	—	(6,599)
STMicro Electronics	1.00%	Barclays Bank PLC	6/20/17	EUR 1,500	(33,033)	35,757	(68,790)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD 5,585	(154,047)	(30,356)	(123,691)
General Dynamic Corp.	1.00%	Credit Suisse International	9/20/17	USD 5,585	(154,083)	(87,241)	(66,842)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD 4,715	(129,575)	(67,757)	(61,818)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD 4,715	(128,073)	(72,176)	(55,897)

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

OTC credit default swaps – buy protection outstanding as of July 31, 2014 were as follows (concluded):

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
Cigna Corp.	1.00%	Goldman Sachs Bank USA.	9/20/17	USD 4,500	$(110,221)	$(6,772)	$(103,449)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD 4,500	(103,280)	46,606	(149,886)
Humana, Inc.	1.00%	Goldman Sachs International	9/20/17	USD 2,800	(64,264)	28,999	(93,263)
Cigna Corp.	1.00%	Goldman Sachs International	9/20/17	USD 2,800	(68,582)	(4,214)	(64,368)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD 6,000	(102,536)	157,777	(260,313)
YUMI Brands, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD 20,000	(508,809)	(346,928)	(161,881)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD 16,700	(274,166)	(66,155)	(208,011)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD 4,000	(61,425)	43,263	(104,688)
Kohl’s Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD 5,345	53,799	104,656	(50,857)
Total					$(1,990,584)	$(72,836)	$(1,917,748)

•	OTC credit default swaps – sold protection outstanding as of July 31, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB-	USD 2,425	$51,576	$(70,166)	$121,742
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB-	USD 10	212	(320)	532
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB-	USD 994	21,140	(31,283)	52,423
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD 12,200	312,750	33,049	279,701
United Health Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A	USD 4,500	112,152	(6,744)	118,896
United Health Group, Inc.	1.00%	Goldman Sachs International	9/20/17	A	USD 2,800	69,783	(4,196)	73,979
WellPoint, Inc.	1.00%	Goldman Sachs & Co.	9/20/17	A-	USD 4,500	105,099	(26,802)	131,901
WellPoint, Inc.	1.00%	Goldman Sachs International	9/20/17	A-	USD 2,800	65,395	(16,677)	82,072
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD 3,025	64,298	(89,317)	153,615
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD 5,850	67,773	(45,424)	113,197
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD 4,300	49,816	(21,778)	71,594
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD 2,750	31,859	(5,345)	37,204
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB	USD 1,030	(45,485)	(57,753)	12,268

20	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

OTC credit default swaps – sold protection outstanding as of July 31, 2014 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	A-	USD 16,700	$249,110	$117,955	$131,155
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB	USD 1,470	(64,916)	(79,578)	14,662
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD 2,997	12,134	14,534	(2,400)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD 205	830	994	(164)
Valero Energy Corp.	1.00%	Barclays Bank PLC.	9/20/19	BBB	USD 8,177	33,112	35,636	(2,524)
Total						$1,136,638	$(253,215)	$1,389,853

[1] Using Standard &Poor’s rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014	21

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$36,576,785	$18,792,449	$55,369,234
Corporate Bonds	—	1,856,688,969	21,675,206	1,878,364,175
Foreign Agency Obligations	—	12,062,750	—	12,062,750
Municipal Bonds	—	18,158,800	—	18,158,800
U.S. Government Sponsored Agency Securities	—	3,462,314	—	3,462,314
U.S. Treasury Obligations	—	11,947,165	—	11,947,165
Preferred Securities	$57,079,724	313,273,310	—	370,353,034
Short-Term Securities	7,869,910	—	—	7,869,910
Options Purchased:
Equity contracts	2,560,500	—	—	2,560,500
Interest rate contracts	—	7,494,491	—	7,494,491

Total	$67,510,134	$2,259,664,584	$40,467,655	$2,367,642,373

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,394,941	—	$1,394,941
Foreign currency exchange contracts	—	6,648	—	6,648
Interest rate contracts	$1,084,453	453,526	—	1,537,979
Liabilities:
Credit contracts	—	(1,922,836)	—	(1,922,836)
Equity contracts	(39,375)	—	—	(39,375)
Interest rate contracts	(1,668,814)	(6,255,101)	—	(7,923,915)

Total	$(623,736)	$(6,322,822)	—	$(6,946,558)

[1]   Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

22	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$940	—	—	$940
Cash pledged for centrally cleared swaps	6,955,000	—	—	6,955,000
Cash pledged as collateral for OTC derivatives	600,000	—	—	600,000
Foreign currency at value	1,234	—	—	1,234
Liabilities:
Bank overdraft	—	$(965,767)	—	(965,767)
Cash received as collateral for OTC derivatives	—	(2,910,000)	—	(2,910,000)
Reverse repurchase agreements	—	(703,376,105)	—	(703,376,105)

Total	$7,557,174	$(707,251,872)	$—	$(699,694,698)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2014.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of October 31, 2013	$8,505,000	$16,746,250	$25,251,250
Transfers into Level 3	—	—	—
Transfers out of Level 3	(8,505,000)	—	(8,505,000)
Accrued discounts/premiums	1,532	—	1,532
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	468	511,993	512,461
Purchases	18,790,449	4,416,963	23,207,412
Sales	—	—	—

Closing Balance, as of July 31, 2014	$18,792,449	$21,675,206	$40,467,655

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2014[1]	$468	$511,993	$512,461

[1]   Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at July 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2014	23

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust

Date: September 25, 2014